Share-based payments - Equity share option 2019 (Equity settled) (Details) € / shares in Units, € in Thousands			4 Months Ended	12 Months Ended
	Dec. 18, 2020 Options € / shares	Sep. 11, 2020 USD ($)	Apr. 15, 2021 Options $ / shares	Dec. 31, 2020 Options € / shares $ / shares shares	Dec. 31, 2020 EUR (€) Options USD ($) € / shares	Dec. 31, 2019 EUR (€) Options € / shares shares	Dec. 31, 2018 EUR (€)
Share-based payments
Share-based payment expense | €					€ 1,822	€ 3,395	€ 2,893
Equity share option 2019 (Equity settled)
Number
Outstanding at January 1			300,000		396,522
Cancelled during the year					(396,522)
Replacement awards granted during the year					300,000
Granted during the year						396,522
Outstanding at December 31					300,000	396,522
Vested at December 31 | shares				100,000
Exercisable at December 31				100,000
WAEP
Outstanding at January 1 | € / shares					€ 12.58
Cancelled during the year | € / shares				12.58
Granted during the year | € / shares						€ 12.58
Outstanding at December 31 | € / shares						€ 12.58
Equity share option 2019 (Equity settled) | Member of the supervisory board
Share-based payments
Number of common shares per option granted | shares						1
Vesting percentage						33.33%
Weighted average remaining contractual life of outstanding share options						10 years
Weighted average fair value of options outstanding | € / shares						€ 9.08
Vesting period						3 years
Number
Granted during the year						396,522
WAEP
Granted during the year | € / shares						€ 12.58
Equity share option 2019 (Equity settled) | Key management personnel
Share-based payments
Vesting percentage						33.33%
2019 Plan
Share-based payments
Maximum amount of share-based award grants allowed under the plan (as a percent)					19.00%
Additional share-based award grants allowed under the plan (as a percent)					3.00%
RSUs granted | $					1,585,100
Incremental fair value | €					€ 135
Number
Outstanding at January 1			154,925
Granted during the year					154,925
Outstanding at December 31					154,925
Vested at December 31 | shares				36,175
Exercisable at December 31				36,175
WAEP
Outstanding at January 1 | $ / shares			$ 11.60
Granted during the year | (per share)	€ 0			$ 11.60
Outstanding at December 31 | $ / shares				11.60
Vested at December 31 | $ / shares				11.60
Exercisable at December 31 | $ / shares				$ 11.60
2019 Plan | RSUs
Share-based payments
RSUs granted	300,000
Contractual life	10 years
2019 Plan | RSUs | Key management personnel
Share-based payments
RSUs granted | $		75,000
2019 Plan | Vest immediately | RSUs
Share-based payments
Vesting percentage	33.00%
2019 Plan | Vest in two equal annual instalments | RSUs
Share-based payments
Vesting percentage	67.00%